Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
	2018	2017
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,157,035)	8,371,516
State	(383,705)	1,489,172
Foreign	2,673	(19,224)
Change in valuation allowance	2,538,067	(9,841,464)
	$-	$-

Schedule of deferred tax assets and liabilities
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$21,320,935	$19,406,373
Net operating loss carryforwards - foreign	16,551	139,675
Excess of tax basis over book value of
property and equipment	(2,229)	6,978
Excess of tax basis over book value
of intangible assets	146,943	220,180
Stock-based compensation	1,520,209	906,526
Accrued employee compensation	83,393	-
Captialized equity costs	49,471	49,471
Inventory reserve	29,510	17,962
	23,164,783	20,747,165
Valuation allowance	(23,164,783)	(20,747,165)
Net deferred tax assets	$-	$-